Going Concern (Details Narrative) (10-K) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2019	Oct. 31, 2018	Apr. 30, 2019	Apr. 30, 2018
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net loss	$ (106,174)	$ (2,468)	$ (211,228)	$ (2,468)	$ (117,737)	$ (1,410)
Accumulated deficit	$ (7,288,218)		$ (7,288,218)		$ (7,076,990)	$ (6,959,253)